Income Taxes - Summary of Unrecognized Tax Benefits Affecting the Effective Tax rate (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Ending balance at December 31, 2022	$ 4,672
Previous Year [Member]
Prior year adjustment—increase (decrease)	0
Current Year [Member]
Current year increase(decrease)	$ 0